Capital and Reserves (Details) - Schedule of Share Capital - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Issued and fully paid:
Balance	$ 1,228,037	[1]	$ 1,015,587		$ 1,015,587
Issuance of shares	1,600,000		212,450
Conversion of a convertible loan	736,113
Balance	3,564,150	[1]	1,228,037	[1]	1,015,587
Number of Class A Shares [Member]
Issued and fully paid:
Balance	30,588,830		23,792,943		23,792,943
Issuance of shares	800,000		6,795,887
Conversion of a convertible loan	1,911,170
Balance	33,300,000		30,588,830		23,792,943
Number of Class B Shares [Member]
Issued and fully paid:
Balance	5,000,000		5,000,000		5,000,000
Issuance of shares
Conversion of a convertible loan
Balance	$ 5,000,000		$ 5,000,000		$ 5,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.